Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.5%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	1,733	$ 1,767,776
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	608	612,202
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	86	86,415
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	157,828
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)	68	66,257
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	750	772,734
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,757	1,784,116
Series 2025-1A, Class C, 7.75%, 2/15/50(1)	240	236,301
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	1,655	1,679,431
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	235	236,456
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,020	951,421
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,587,980
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	922,675
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	739,095
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	158	156,172
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	999	962,274
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,083,899
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	241,081
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,044,448
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	927	923,859
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	65	63,603
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	909	850,664
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	618	620,131
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	543	526,491
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,067	1,088,622
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	1,703	1,731,070
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	476	393,733
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	331	329,387
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	154	147,610
Security	Principal Amount* (000's omitted)	Value
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	76	$ 73,934
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	1,829	1,832,981
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	627	622,037
Lendbuzz Securitization Trust, Series 2025-2A, Class C, 5.28%, 4/15/31(1)	155	156,114
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 7.162%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	1,461	1,461,000
Series 2025-GT1, Class B, 7.862%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	107	107,000
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	177	116,137
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	65	63,510
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	65	63,709
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	646	660,757
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	185	191,972
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	347	249,458
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	274	257,830
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	604	545,772
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	76	67,940
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	62	54,979
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	160	135,768
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	231	189,367
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	813	687,783
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	179	122,876
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	56,567
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,639	1,624,790
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,632	1,528,663
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	765,882
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	200	195,680
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	500	484,707
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	935	951,031
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,203	1,198,832
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	357	348,005
Series 2021-C, Class A, 2.18%, 10/8/31(1)	2,934	2,866,849
Series 2021-C, Class B, 2.67%, 10/8/31(1)	305	298,319
Series 2025-A, Class B, 5.30%, 2/8/33(1)	545	544,635
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	784	786,712

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		37	$ 36,355
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		9	8,981
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		595	568,111
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,117	1,134,506
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,425	1,414,692
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	181,842
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		333	309,719
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		420	366,254
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,945	1,914,131
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		484	499,307
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,101	1,078,451
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		277	260,920
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	83,027
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		180	190,972
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		641	638,656
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		458	457,239
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		636	555,441
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		1,025	803,749
Series 2021-A, Class B, 3.15%, 2/20/48(1)		319	145,586
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,124	1,039,994
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,245	1,013,929
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		413	391,737
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		589	521,840
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,866	1,770,695
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		217	201,482
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		190	192,488
Series 2022-3A, Class A, 7.60%, 4/15/29(1)		21	20,909
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		99	99,000
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		613	574,953
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	1,542	1,827,738
Security	Principal Amount* (000's omitted)	Value
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	$ 1,756,960
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	598,685
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	102	106,587
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	821	738,256
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	185	180,693
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	299	278,826
Series 2020-A, Class C, 6.657%, 3/15/45(1)	82	78,432
Total Asset-Backed Securities (identified cost $65,887,053)		$64,116,470

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$1,173	$ 1,138,912
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	253	257,135
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	354	357,456
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	515	524,597
Eagle Re Ltd., Series 2021-2, Class M1C, 7.755%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	252	255,457
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	118	119,766
Series 5402, Class BZ, 6.00%, 4/25/54	54	54,607
Series 5413, Class MZ, 6.00%, 5/25/54	102	103,386
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	2,060	2,061,541
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	1,473	1,470,914
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(2)	1,290	1,291,666
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.57%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	240	277,415
Series 2020-DNA6, Class B1, 7.305%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	50	53,676
Series 2021-DNA2, Class B1, 7.705%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	150	167,824
Series 2021-DNA2, Class B2, 10.305%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	140	169,845
Series 2022-DNA2, Class M1A, 5.605%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	286	287,608

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, Series 2024-33, Class KF, 5.255%, (30-day SOFR Average + 0.95%), 1/25/54(2)	$101	$ 100,995
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.77%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	132	140,949
Series 2019-R05, Class 1B1, 8.52%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	153	157,728
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	690	711,631
Series 2019-R07, Class 1B1, 7.82%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	225	231,862
Series 2020-R02, Class 2B1, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,120	1,151,119
Series 2021-R01, Class 1B2, 10.305%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	395	414,008
Series 2021-R02, Class 2B1, 7.605%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	35	35,766
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	476,182
Series 2023-84, Class MW, 6.00%, 6/20/53	482	496,751
Series 2023-98, Class BW, 6.00%, 7/20/53	68	70,386
Series 2023-99, Class AL, 6.00%, 7/20/53	68	70,382
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	682	681,323
Series 2023-102, Class SG, 6.515%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	68	72,600
Series 2024-44, Class LM, 6.00%, 3/20/54	268	277,323
Series 2024-46, Class AL, 6.00%, 3/20/54	67	69,210
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,933,296
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(2)	324	324,346
Home Re Ltd., Series 2021-1, Class M2, 7.27%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	95	95,414
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	100	100,664
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	220	222,252
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	391	395,517
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	145	146,041
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	200	202,987
Triangle Re Ltd., Series 2021-3, Class B1, 9.255%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	175	180,891
Total Collateralized Mortgage Obligations (identified cost $17,032,643)		$17,351,428

Commercial Mortgage-Backed Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$100	$ 93,884
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(5)	1,605	1,356,167
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	680	539,045
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)	1,215	852,692
BPR Trust, Series 2022-SSP, Class A, 7.312%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	830	831,298
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.376%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	1,752	1,746,077
Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	425	423,669
Series 2021-VOLT, Class D, 6.076%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	1,105	1,100,838
BX Trust, Series 2025-GW, Class E, (1 mo. SOFR + 3.65%), 7/15/42(1)(6)	250	251,380
CSMC Trust, Series 2021-BPNY, Class A, 8.141%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	1,489	1,396,928
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.507%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	1,040	1,041,340
Series 2021-ESH, Class C, 6.127%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	1,619	1,621,782
Series 2021-ESH, Class D, 6.677%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	425	425,566
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(5)	1,267	1,233,748
Series KSG1, Class A2, 1.503%, 9/25/30	704	618,593
Series KW06, Class A2, 3.80%, 6/25/28(5)	1,135	1,123,248
Series W5FX, Class AFX, 3.336%, 4/25/28(5)	413	403,757
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(5)	901	879,049
Series 2018-M4, Class A2, 3.159%, 3/25/28(5)	1,644	1,596,028
Series 2018-M13, Class A2, 3.868%, 9/25/30(5)	2,650	2,594,913
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,069	2,886,519
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,180,777
Series 2023-M1S, Class A2, 4.649%, 4/25/33(5)	2,397	2,382,173
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,132	1,150,620
Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	1,261	1,282,745
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	874,163
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.003%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	1,328	1,333,237
Series 2024-WLF2, Class D, 7.251%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	213	214,171

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.953%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	$830	$ 831,718
Series 2024-DPLO, Class C, 6.852%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	329	329,418
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.653%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	266	266,245
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	567	566,180
Series 2025-STAY, Class D, 7.162%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	1,710	1,709,452
Series 2025-STAY, Class E, 8.162%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)	129	129,064
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	23,100
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(5)	225	3,544
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.253%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	886	887,518
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.753%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)	102	100,355
NYC Trust, Series 2024-3ELV, Class A, 6.303%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	1,237	1,245,634
ORL Trust:
Series 2024-GLKS, Class A, 5.804%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	1,514	1,515,782
Series 2024-GLKS, Class D, 7.103%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	539	539,429
Series 2024-GLKS, Class F, 8.75%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	200	199,659
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.703%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	1,267	1,266,990
TX Trust:
Series 2024-HOU, Class A, 5.903%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	1,280	1,273,995
Series 2024-HOU, Class E, 8.699%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	215	215,645
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(5)	782	829,036
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(5)	850	680,741
Willowbrook Mall:
Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(5)	930	934,103
Series 2025-WBRK, Class E, 6.278%, 3/5/35(1)(5)	100	92,318
Total Commercial Mortgage-Backed Securities (identified cost $48,127,419)		$46,074,333

Common Stocks — 62.3%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	30,600	$ 10,036,800
		$ 10,036,800
Beverages — 1.1%
Coca-Cola Co.	228,540	$ 16,169,205
		$ 16,169,205
Biotechnology — 1.0%
AbbVie, Inc.	74,300	$ 13,791,566
		$ 13,791,566
Broadline Retail — 3.2%
Amazon.com, Inc.(7)	209,430	$45,946,848
		$45,946,848
Building Products — 0.8%
Carrier Global Corp.	149,000	$10,905,310
		$10,905,310
Capital Markets — 3.6%
Blue Owl Capital, Inc.	430,500	$8,269,905
Intercontinental Exchange, Inc.	84,000	15,411,480
S&P Global, Inc.	24,400	12,865,876
Tradeweb Markets, Inc., Class A	96,966	14,195,822
		$50,743,083
Chemicals — 0.7%
Linde PLC	20,400	$9,571,272
		$9,571,272
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	50,000	$9,336,000
		$9,336,000
Consumer Staples Distribution & Retail — 1.8%
BJ's Wholesale Club Holdings, Inc.(7)	95,080	$10,252,476
Walmart, Inc.	159,200	15,566,576
		$25,819,052
Electric Utilities — 0.7%
Constellation Energy Corp.	29,000	$9,360,040
		$9,360,040
Electrical Equipment — 1.5%
AMETEK, Inc.	56,000	$10,133,760
Eaton Corp. PLC	29,700	10,602,603
		$20,736,363

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	106,000	$ 10,467,500
		$ 10,467,500
Energy — 0.0%†
Enviva LLC(7)(8)	6,779	$ 133,038
		$ 133,038
Energy Equipment & Services — 1.3%
Baker Hughes Co.	475,400	$ 18,226,836
		$ 18,226,836
Entertainment — 1.9%
Netflix, Inc.(7)	15,800	$21,158,254
Spotify Technology SA(7)	8,200	6,292,188
		$27,450,442
Financial Services — 4.0%
Mr. Cooper Group, Inc.(7)	112,640	$16,807,014
Shift4 Payments, Inc., Class A(7)(9)	166,000	16,452,260
Visa, Inc., Class A	65,000	23,078,250
		$56,337,524
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	93,900	$12,771,339
Edwards Lifesciences Corp.(7)	107,900	8,438,859
Intuitive Surgical, Inc.(7)	14,000	7,607,740
		$28,817,938
Health Care Providers & Services — 1.4%
Humana, Inc.	26,600	$6,503,168
Quest Diagnostics, Inc.	47,400	8,514,462
UnitedHealth Group, Inc.	15,780	4,922,887
		$19,940,517
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	1,960	$11,346,910
Marriott International, Inc., Class A	38,800	10,600,548
		$21,947,458
Insurance — 2.1%
Allstate Corp.	80,900	$16,285,979
Arthur J. Gallagher & Co.	40,000	12,804,800
		$29,090,779
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A	50,400	$8,881,992
Alphabet, Inc., Class C	229,240	40,664,884
		$49,546,876
Security	Shares	Value
IT Services — 0.6%
Gartner, Inc.(7)	20,700	$ 8,367,354
		$ 8,367,354
Machinery — 0.5%
Parker-Hannifin Corp.	9,300	$ 6,495,771
		$ 6,495,771
Pharmaceuticals — 1.6%
Eli Lilly & Co.	18,200	$ 14,187,446
Zoetis, Inc.	56,750	8,850,163
		$23,037,609
Professional Services — 2.4%
Automatic Data Processing, Inc.	33,000	$10,177,200
Booz Allen Hamilton Holding Corp.	72,000	7,497,360
TransUnion	184,800	16,262,400
		$33,936,960
Real Estate Management & Development — 1.2%
CoStar Group, Inc.(7)	81,080	$6,518,832
FirstService Corp.	61,600	10,756,592
		$17,275,424
Semiconductors & Semiconductor Equipment — 9.2%
Analog Devices, Inc.	42,000	$9,996,840
Broadcom, Inc.	119,210	32,860,237
Lam Research Corp.	154,550	15,043,897
NVIDIA Corp.	458,600	72,454,214
		$130,355,188
Software — 7.6%
Fair Isaac Corp.(7)	6,270	$11,461,309
Microsoft Corp.	151,451	75,333,242
Palo Alto Networks, Inc.(7)	57,600	11,787,264
Synopsys, Inc.(7)	17,700	9,074,436
		$107,656,251
Specialty Retail — 1.4%
Burlington Stores, Inc.(7)	38,800	$9,026,432
TJX Cos., Inc.	85,900	10,607,791
		$19,634,223
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	243,408	$49,940,019
		$49,940,019
Venture Capital — 0.1%
Learn Capital Venture Partners III LP(7)(8)(10)	1,088,825	$1,457,225

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Venture Capital (continued)
Neighborhood Bancorp, Class A(7)(8)(10)	10,000	$ 10,000
		$ 1,467,225
Total Common Stocks (identified cost $482,729,985)		$ 882,540,471

Corporate Bonds — 10.5%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC:
7.05%, 11/15/30	801	$ 843,594
7.20%, 11/15/33	123	130,649
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	189	190,696
South32 Treasury Ltd., 4.35%, 4/14/32(1)	132	123,850
		$ 1,288,789
Communications — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	150	$ 143,669
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(11)	160	164,402
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,652	2,924,046
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	139	143,608
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	35	36,537
8.00%, 8/1/29(1)	125	127,359
Stagwell Global LLC, 5.625%, 8/15/29(1)	140	134,059
Zegona Finance PLC, 8.625%, 7/15/29(1)	615	657,739
		$4,331,419
Consumer, Cyclical — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	513	$512,476
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	1,535	1,519,882
5.308%, 10/20/31(1)	400	393,772
Champ Acquisition Corp., 8.375%, 12/1/31(1)	57	60,712
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	131	136,317
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	138	137,186
4.75%, 10/20/28(1)	1,092	1,095,046
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	120	111,120
Ford Motor Credit Co. LLC:
5.875%, 11/7/29	516	517,704
6.532%, 3/19/32	200	203,181
7.122%, 11/7/33	272	282,422
7.20%, 6/10/30	509	535,878
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co. LLC: (continued)
7.35%, 11/4/27	1,026	$ 1,065,864
7.35%, 3/6/30	1,124	1,187,010
General Motors Financial Co., Inc.:
5.60%, 6/18/31	1,100	1,122,371
5.95%, 4/4/34	1,052	1,067,516
Lithia Motors, Inc., 3.875%, 6/1/29(1)	1,023	976,438
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	570	556,328
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	145	140,793
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	1,071	801,911
		$12,423,927
Consumer, Non-cyclical — 0.6%
Biogen, Inc., 6.45%, 5/15/55	1,293	$1,332,437
Centene Corp.:
2.50%, 3/1/31	1,094	942,647
3.375%, 2/15/30	472	435,072
4.625%, 12/15/29	575	559,646
Conservation Fund, 3.474%, 12/15/29	655	618,779
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	975,427
Ford Foundation, 2.415%, 6/1/50(9)	1,095	640,967
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	31	33,572
10.00%, 6/1/32(1)(9)	125	129,114
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	2,046	1,932,968
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	138	138,975
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	65	67,125
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	120	119,653
		$7,926,382
Diversified — 0.0%†
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	211	$196,599
		$196,599
Energy — 0.2%
Occidental Petroleum Corp., 5.375%, 1/1/32	240	$238,201
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	415	388,855
6.45%, 3/5/34(1)	441	441,709
6.95%, 3/5/54(1)	288	267,402
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	982	940,792
5.00%, 1/31/28(1)	1,047	1,037,048
		$3,314,007
Financial — 7.1%
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(11)	537	$546,600
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	675	694,534

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Ally Financial, Inc.:
4.70% to 5/15/26(11)(13)		375	$ 363,239
5.543% to 1/17/30, 1/17/31(11)		1,901	1,928,625
6.848% to 1/3/29, 1/3/30(11)		710	749,905
American Assets Trust LP, 3.375%, 2/1/31		148	132,609
American International Group, Inc.:
4.85%, 5/7/30		474	481,779
5.45%, 5/7/35		466	478,111
American National Group, Inc.:
5.75%, 10/1/29		558	571,687
6.00%, 7/15/35		859	864,461
6.144%, 6/13/32(1)		442	453,751
Andrew W. Mellon Foundation, 0.947%, 8/1/27		845	793,850
Apollo Debt Solutions BDC, 6.70%, 7/29/31		292	303,532
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(11)(12)	EUR	165	227,314
Athene Holding Ltd., 6.625%, 5/19/55		1,445	1,490,270
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(11)(13)		200	202,826
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(11)		800	772,963
4.175% to 3/24/27, 3/24/28(11)		200	198,894
5.294%, 8/18/27		400	406,825
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(11)		2,865	2,801,044
3.824% to 1/20/27, 1/20/28(11)		2,322	2,302,472
5.511% to 1/24/35, 1/24/36(11)		1,047	1,076,939
5.819% to 9/15/28, 9/15/29(11)		314	327,154
5.933% to 9/15/26, 9/15/27(11)		1,030	1,048,221
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(11)		200	207,017
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(11)		1,885	2,003,681
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
1.875%, 9/18/25(1)		859	853,476
5.125% to 1/18/28, 1/18/33(1)(11)		1,189	1,143,498
8.125% to 1/8/34, 1/8/39(1)(11)		1,299	1,343,580
8.45% to 6/29/33, 6/29/38(1)(11)		200	211,662
Belrose Funding Trust II, 6.792%, 5/15/55(1)		1,436	1,469,118
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		65	66,898
6.65%, 3/15/31		160	164,643
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		1,625	1,462,498
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(1)(11)		1,244	1,255,420
7.75% to 8/16/29(1)(11)(13)		1,002	1,056,384
9.25% to 11/17/27(1)(11)(13)		445	477,899
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(11)		2,216	2,299,368
Broadstone Net Lease LLC, 2.60%, 9/15/31		58	49,333
Brookfield Asset Management Ltd., 5.795%, 4/24/35		2,311	2,372,315
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(11)		1,152	1,105,286
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(11)		340	355,925
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CaixaBank SA: (continued)
6.84% to 9/13/33, 9/13/34(1)(11)	1,539	$ 1,691,229
Capital One Financial Corp., 4.20%, 10/29/25	575	574,225
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(11)	1,808	1,956,938
CI Financial Corp., 7.50%, 5/30/29(1)	2,114	2,231,545
Citadel LP, 6.375%, 1/23/32(1)	1,790	1,870,154
Citigroup, Inc., 4.00% to 12/10/25(11)(13)	1,100	1,094,998
COPT Defense Properties LP:
2.75%, 4/15/31	190	168,159
2.90%, 12/1/33	1,461	1,201,524
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(11)	385	392,315
Enact Holdings, Inc., 6.25%, 5/28/29	1,930	2,003,692
EPR Properties:
3.60%, 11/15/31	580	527,188
3.75%, 8/15/29	1,199	1,142,157
4.95%, 4/15/28	1,332	1,329,926
Essent Group Ltd., 6.25%, 7/1/29	1,085	1,124,336
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(11)	425	431,222
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	136	138,916
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	28	28,819
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,328	2,958,087
6.75%, 3/15/54(1)	935	958,933
7.95%, 6/15/33(1)	57	64,597
7.95% to 7/15/29, 10/15/54(1)(11)	1,103	1,151,067
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	3,602	3,604,394
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	95	93,046
3.75%, 9/15/30(1)(9)	116	106,525
Healthpeak OP LLC, 5.375%, 2/15/35	1,145	1,156,185
Intact Financial Corp., 5.459%, 9/22/32(1)	685	701,773
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	335,652
8.248% to 11/21/32, 11/21/33(1)(11)	1,278	1,484,093
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,740	1,820,951
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(11)	1,635	1,675,970
5.581% to 4/22/29, 4/22/30(11)	2,202	2,286,884
5.766% to 4/22/34, 4/22/35(11)	621	652,673
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(11)	868	845,530
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	676	656,856
5.75%, 6/15/35	1,370	1,386,606
Marex Group PLC, 6.404%, 11/4/29	1,593	1,640,404
MGIC Investment Corp., 5.25%, 8/15/28	110	110,004
Nuveen LLC, 5.85%, 4/15/34(1)	1,184	1,232,929
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(9)	44	45,080

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Oaktree Strategic Credit Fund: (continued)
8.40%, 11/14/28	240	$ 258,861
PNC Financial Services Group, Inc.:
5.575% to 1/29/35, 1/29/36(11)	380	391,807
6.875% to 10/20/33, 10/20/34(11)	775	866,677
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,720	1,595,788
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(11)	419	384,877
6.10% to 4/13/32, 4/13/33(1)(11)	584	607,464
8.50% to 3/25/34(1)(11)(13)	218	228,233
Stifel Financial Corp., 4.00%, 5/15/30	672	646,294
Swedbank AB, 6.136%, 9/12/26(1)	1,227	1,253,650
Synchrony Bank, 5.40%, 8/22/25	500	499,915
Synchrony Financial, 4.50%, 7/23/25	900	899,405
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(11)	282	279,372
5.625%, 2/15/28	705	712,804
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(11)	650	667,024
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(11)	596	578,588
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(11)	1,998	2,091,720
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(11)	1,281	1,338,723
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(11)	916	934,590
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(11)	1,244	1,076,383
4.375% to 2/10/31(1)(9)(11)(13)	649	575,226
9.25% to 11/13/28(1)(11)(13)	270	295,373
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(11)	1,339	1,332,154
5.459% to 6/30/30, 6/30/35(1)(11)	795	790,757
5.861% to 6/19/27, 6/19/32(1)(11)	200	201,653
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(11)	1,506	1,545,329
		$100,043,855
Government - Multinational — 0.6%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,138,450
European Investment Bank:
1.625%, 5/13/31	2,540	2,240,213
2.375%, 5/24/27	2,741	2,671,338
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,587,184
		$8,637,185
Industrial — 0.1%
Hexcel Corp., 5.875%, 2/26/35	475	$483,505
Masterbrand, Inc., 7.00%, 7/15/32(1)	134	137,025
Seaspan Corp., 5.50%, 8/1/29(1)	144	137,017
		$757,547
Security	Principal Amount* (000’s omitted)	Value
Technology — 0.5%
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	130	$ 133,275
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	2,613	2,706,544
Intel Corp., 4.90%, 8/5/52	1,167	965,864
Kyndryl Holdings, Inc., 6.35%, 2/20/34(9)	1,772	1,893,981
McAfee Corp., 7.375%, 2/15/30(1)	125	118,170
Oracle Corp., 3.60%, 4/1/50	990	692,991
Playtika Holding Corp., 4.25%, 3/15/29(1)	150	136,264
Qorvo, Inc., 3.375%, 4/1/31(1)	75	67,698
Seagate HDD Cayman, 9.625%, 12/1/32	836	943,465
		$7,658,252
Utilities — 0.1%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	$423,878
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	874,477
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(9)	170	182,333
		$1,480,688
Total Corporate Bonds (identified cost $147,856,909)		$148,058,650

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 413,582
Series A2, 6.375%	28,000	423,920
		$ 837,502
Venture Capital — 0.0%†
Lumni, Inc., Series B(7)(8)(10)	17,265	$ 33,192
Wind Harvest International, Inc.(7)(8)(10)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp.:
5.50%	21,926	$449,922
6.25%	4,213	99,553
		$549,475
Total Preferred Stocks (identified cost $2,400,636)		$1,420,169

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.7%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, Term Loan, 6.32%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	$496	$ 497,063
Reworld Holding Corp.:
Term Loan, 11/30/28(15)	26	25,947
Term Loan, 11/30/28(15)	474	474,835
		$ 997,845
Construction & Engineering — 0.0%†
APi Group DE, Inc., Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$478	$ 478,498
		$ 478,498
Consumer Finance — 0.0%†
CPI Holdco B LLC, Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$496	$495,381
		$495,381
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	$743	$744,199
		$744,199
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$742	$743,477
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	495	494,737
		$1,238,214
IT Services — 0.1%
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$742	$746,273
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	745	747,892
		$1,494,165
Machinery — 0.1%
Gates Global LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	$745	$745,160
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	594	596,250
		$1,341,410
Metals/Mining — 0.0%†
Zekelman Industries, Inc., Term Loan, 6.563%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$495	$496,180
		$496,180
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$496	$ 497,315
		$ 497,315
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.327%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$495	$ 495,879
Epicor Software Corp., Term Loan, 7.077%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	496	498,071
McAfee LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	497	482,972
		$ 1,476,922
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.827% - 6.833%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$496	$496,413
		$496,413
Trading Companies & Distributors — 0.0%†
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$496	$497,168
		$497,168
Total Senior Floating-Rate Loans (identified cost $10,264,912)		$10,253,710

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 4,066,897
4.375%, 2/28/34	461	466,991
		$ 4,533,888
Total Sovereign Government Bonds (identified cost $4,645,357)		$ 4,533,888

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 689,284
New York City, NY, 5.206%, 10/1/31(16)	1,275	1,290,548

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	$630	$ 556,945
		$ 2,536,777
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 918,917
Social Bonds, 2.484%, 6/1/27	665	644,815
Social Bonds, 2.534%, 6/1/28	830	792,944
Social Bonds, 2.584%, 6/1/29	455	428,074
Social Bonds, 2.984%, 6/1/33	520	460,887
		$3,245,637
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$230,566
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	388,162
Green Bonds, 2.184%, 9/1/31	345	305,892
Green Bonds, 2.264%, 9/1/32	305	265,150
Green Bonds, 2.344%, 9/1/33	335	285,424
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	320,364
Green Bonds, 1.701%, 5/1/31	320	279,422
		$2,074,980
Total Taxable Municipal Obligations (identified cost $8,654,277)		$7,857,394

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$530	$ 478,128
3.485%, 8/1/35	295	263,567
3.585%, 8/1/37	547	480,312
U.S. International Development Finance Corp., 3.52%, 9/20/32	491	478,518
Total U.S. Government Agencies and Instrumentalities (identified cost $1,961,417)		$ 1,700,525

U.S. Government Agency Mortgage-Backed Securities — 10.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$180	$ 165,812
5.00%, 9/1/54	401	393,647
5.50%, 9/1/54	1,730	1,731,283
6.00%, 6/1/53	166	169,907
Federal National Mortgage Association:
2.00%, 4/1/51	464	376,036
2.68%, 7/1/26	602	591,951
3.00%, with various maturities to 2049	1,282	1,126,108
4.00%, with various maturities to 2048	1,054	996,498
5.50%, with various maturities to 2054	12,389	12,402,775
7.00%, 6/1/53	129	137,884
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,641	1,383,372
6.00%, with various maturities to 2053	818	842,109
6.50%, 6/20/53	901	937,091
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(17)	48,286	47,324,202
5.50%, 30-Year, TBA(17)	56,851	56,837,649
6.00%, 30-Year, TBA(17)	20,068	20,394,895
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $144,835,660)		$145,811,219

U.S. Treasury Obligations — 7.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$1	$ 481
1.375%, 11/15/40	961	612,270
1.375%, 8/15/50	1,774	875,220
1.875%, 2/15/41	2,040	1,403,775
1.875%, 2/15/51	116	65,196
1.875%, 11/15/51	1,002	557,832
2.00%, 2/15/50	1,316	773,253
2.00%, 8/15/51	7,338	4,232,822
2.25%, 2/15/52	1,804	1,102,484
2.375%, 2/15/42	19,320	14,061,337
2.75%, 8/15/47	62	44,219
2.875%, 5/15/49	815	585,304
2.875%, 5/15/52	648	456,232
3.00%, 8/15/52	720	519,947
3.125%, 5/15/48	450	341,561
3.375%, 8/15/42	44	36,945
3.625%, 2/15/53	3,022	2,468,051
3.625%, 5/15/53	613	500,170
3.875%, 2/15/43	1,517	1,358,426

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
3.875%, 5/15/43	$23	$ 20,551
4.00%, 11/15/52	3,091	2,704,263
4.25%, 2/15/54	816	744,600
4.50%, 2/15/44	1,681	1,624,792
4.50%, 11/15/54	1,575	1,501,418
4.75%, 2/15/45	2,106	2,095,470
5.375%, 2/15/31	105	112,959
5.50%, 8/15/28	425	448,143
U.S. Treasury Notes:
0.375%, 12/31/25	5,400	5,297,953
0.375%, 9/30/27	305	283,257
0.625%, 7/31/26	1,756	1,694,334
0.625%, 8/15/30	742	632,975
0.875%, 11/15/30	1	858
1.00%, 7/31/28	1,163	1,072,413
1.125%, 8/31/28	448	413,752
1.125%, 2/15/31	24	20,771
1.25%, 12/31/26	1,957	1,884,148
1.25%, 4/30/28	1,683	1,573,276
1.25%, 6/30/28	344	320,323
1.25%, 8/15/31	577	493,718
1.375%, 11/15/31	100	85,582
1.875%, 2/28/27	789	764,868
2.75%, 4/30/27	1,650	1,620,996
2.875%, 4/30/29	2,260	2,191,494
3.125%, 8/31/27	2,844	2,809,450
3.125%, 8/31/29	2,110	2,059,558
3.375%, 5/15/33	128	122,055
3.625%, 5/15/26	64	63,768
3.625%, 5/31/28	336	335,344
3.875%, 9/30/29	1,657	1,665,026
3.875%, 8/15/33	1	985
3.875%, 8/15/34	767	749,113
4.00%, 2/28/30	6,136	6,197,120
4.00%, 2/15/34	1,755	1,737,244
4.125%, 2/28/27	14,609	14,687,181
4.125%, 3/31/29	256	259,520
4.125%, 11/15/32	121	121,860
4.375%, 5/15/34	1,544	1,568,547
4.50%, 11/15/25	2,732	2,733,612
4.50%, 3/31/26	2,797	2,804,853
4.50%, 11/15/33	264	271,260
4.625%, 9/15/26	117	117,964
4.625%, 2/15/35	3,013	3,109,510
4.875%, 5/31/26	821	826,942
Total U.S. Treasury Obligations (identified cost $109,043,761)		$99,839,351

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
First Analysis Private Equity Fund IV LP(7)(8)(10)	$ 73,088
Solstice Capital LP(7)(8)(10)	22,345
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 95,433

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(10)	$213,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 8.4%
Affiliated Fund — 7.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(18)	103,877,867	$ 103,877,867
Total Affiliated Fund (identified cost $103,877,867)		$ 103,877,867
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(19)	15,751,931	$ 15,751,931
Total Securities Lending Collateral (identified cost $15,751,931)		$ 15,751,931
Total Short-Term Investments (identified cost $119,629,798)		$ 119,629,798
Total Investments — 109.3% (identified cost $1,163,069,827)		$1,549,282,839
Other Assets, Less Liabilities — (9.3)%		$ (132,004,529)
Net Assets — 100.0%		$1,417,278,310

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $154,193,486 or 10.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2025.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(6)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $1,728,888, which represents 0.1% of the net assets of the Fund as of June 30, 2025.
(9)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $19,487,391 and the total market value of the collateral received by the Fund was $19,830,467, comprised of cash of $15,751,931 and U.S. government and/or agencies securities of $4,078,536.
(10)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $423,913 or less than 0.05% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after June 30, 2025, at which time the interest rate will be determined.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(19)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	160,654	CAD	219,552	BNP Paribas	9/25/25	$ —	$(1,258)
USD	491,930	EUR	424,350	BNP Paribas	9/25/25	—	(10,737)
USD	1,497,759	EUR	1,292,000	BNP Paribas	9/25/25	—	(32,689)
						$ —	$(44,684)

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	53	Long	9/30/25	$11,025,242	$41,543
U.S. 5-Year Treasury Note	626	Long	9/30/25	68,234,000	818,256
U.S. 10-Year Treasury Note	110	Long	9/19/25	12,333,750	212,954
U.S. Long Treasury Bond	72	Long	9/19/25	8,313,750	318,744
U.S. Ultra-Long Treasury Bond	4	Long	9/19/25	476,500	5,769
U.S. 10-Year Treasury Note	(5)	Short	9/19/25	(560,625)	(2,897)
U.S. Long Treasury Bond	(5)	Short	9/19/25	(577,344)	(22,409)
U.S. Ultra 10-Year Treasury Note	(61)	Short	9/19/25	(6,970,203)	(166,344)
U.S. Ultra-Long Treasury Bond	(14)	Short	9/19/25	(1,667,750)	(77,340)
					$1,128,276
Restricted Securities
Description	Acquisition Dates	Cost
Enviva LLC	12/6/24	$40,708
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	0
Learn Capital Venture Partners III LP, Common Stock	8/30/16 - 3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01 - 6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000
		$1,230,318

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $103,877,867, which represents 7.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
GEEMF Partners LP	$ 1,566	$ —	$ —	$ —	$(1,566)	$ —	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	48,316,470	282,330,287	(226,768,890)	—	—	103,877,867	2,786,100	103,877,867
Total				$ —	$(1,566)	$103,877,867	$2,786,100

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$64,116,470	$ —	$64,116,470
Collateralized Mortgage Obligations	—	17,351,428	—	17,351,428
Commercial Mortgage-Backed Securities	—	46,074,333	—	46,074,333
Common Stocks	880,940,208(2)	133,038(3)	—	881,073,246
Common Stocks - Venture Capital	—	—	1,467,225	1,467,225
Corporate Bonds	—	148,058,650	—	148,058,650
Preferred Stocks	1,386,977	—	—	1,386,977
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	10,253,710	—	10,253,710
Sovereign Government Bonds	—	4,533,888	—	4,533,888
Taxable Municipal Obligations	—	7,857,394	—	7,857,394
U.S. Government Agencies and Instrumentalities	—	1,700,525	—	1,700,525
U.S. Government Agency Mortgage-Backed Securities	—	145,811,219	—	145,811,219
U.S. Treasury Obligations	—	99,839,351	—	99,839,351
Venture Capital Limited Partnership Interests	—	—	95,433	95,433
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	103,877,867	—	—	103,877,867
Securities Lending Collateral	15,751,931	—	—	15,751,931
Total Investments	$1,001,956,983	$545,730,006	$1,595,850	$1,549,282,839

Calvert
Balanced Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Futures Contracts	$1,397,266	$ —	$ —	$1,397,266
Total	$1,003,354,249	$545,730,006	$1,595,850	$1,550,680,105
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(44,684)	$ —	$(44,684)
Futures Contracts	(268,990)	—	—	(268,990)
Total	$(268,990)	$(44,684)	$ —	$(313,674)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3)	The category presentation in the Schedule of Investments is Energy.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.